Event Driven and Distressed Strategies Fund (First Prospectus Summary) | Event Driven and Distressed Strategies Fund
Event Driven and Distressed Strategies Fund
INVESTMENT OBJECTIVE
The Event Driven and Distressed Strategies Fund (the "Fund") seeks to achieve capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Event Driven and Distressed Strategies Fund H-Class
Management Fees		0.90%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.76%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	1.94%
Fee Waiver and/or Expense Reimbursement	[2]	0.06%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.88%
[1]	The Total Annual Fund Operating Expenses in this fee table (before and after any fee waivers and/or expense reimbursements) may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[2]	The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep net operating expenses for H-Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, dividends on securities sold short, and extraordinary expenses ("Excluded Expenses")) from exceeding 1.90% of the Fund's H-Class Shares average daily net assets. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.90%. This Agreement may be terminated only with the approval of the Fund's Board of Trustees. In any event, this undertaking will continue for at least twelve months from the date of this Prospectus.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses (including one year of capped expenses each period)
remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Event Driven and Distressed Strategies Fund H-Class	191	591	1,016	2,201

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 513% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.
PRINCIPAL INVESTMENT STRATEGIES
The Fund's investment methodology is based on a systematic algorithm developed through extensive quantitative research that is designed to select and weight a basket of six liquid, investable factors: small cap and distressed equities, high yield (or "junk") bonds and credit, merger arbitrage and an illiquidity premium. In combination, these six factors seek to target return characteristics similar to those of the universe of event driven hedge funds. Event driven hedge funds seek to profit from potential mispricings of the securities and the pricing spreads created by the risks related to a specific corporate transaction or market event. Such events can include: mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of corporate events.
Small cap equities, high yield bonds, and the equities of distressed companies combined with credit derivatives are a proxy for the primary instruments and exposures traded by distressed and opportunistic credit funds. A merger arbitrage index offers exposure to a liquid, diversified and broadly representative set of arbitrage positions on announced American and Western European merger and acquisition deals. The illiquidity factor seeks to represent the risk premium that may be achieved by holding illiquid securities. The factors and weights of those factors identified by the algorithm may change over time and may be long or short at any given time.

The Fund primarily seeks to obtain these exposures through swap agreements, but it also may invest in a combination of: domestic and foreign common stock;
American Depositary Receipts ("ADRs"); credit or equity-linked instruments, primarily consisting of structured notes and exchange-traded notes ("ETNs");
exchange-traded funds ("ETFs"); other pooled investment vehicles; and other derivatives, primarily consisting of futures, options, and options on futures.
While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. The Fund's use of derivatives and the leveraged investment exposure created by such use may be significant at times.

Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. From time to time, the Fund also may enter into short sales and invest in short positions of certain of its portfolio investments. The Fund may invest in derivatives to hedge or gain leveraged exposure to the components of a particular investable factor. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality
(rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.
The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective. The
Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund's investment.

Credit and Equity-Linked Derivative Investment Risk - The value of the Fund's investment in these securities will rise or fall in response to changes in the underlying security or related benchmark or investment. These securities expose the Fund economically to movements in the prices of the underlying credit or equity security.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund's investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Exchange-Traded Notes Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its
ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment Technique Risk - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund's investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a "limit move," it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Repurchase Agreement Risk - The Fund's investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization and Mid-Capitalization Securities Risk - The Fund is
subject to the risk that small-and mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.
PERFORMANCE INFORMATION
The following bar chart shows the performance of the H-Class Shares of the Fund for the last calendar year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index and the Credit Suisse Event Driven Liquid Index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Guggenheim Investments Client Services at
800.820.0888.
The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 3.39%.

Highest Quarter Return Lowest Quarter Return (quarter ended 12/31/2011) 7.95% (quarter ended 9/30/2011) -10.94%
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2011)
Average Annual Total Returns Event Driven and Distressed Strategies Fund	Label	1 Year	Since Inception	Inception Date
H-Class	Return Before Taxes	(1.04%)	6.94%	Jun. 30, 2010
H-Class After Taxes on Distributions	Return After Taxes on Distributions	(2.08%)	4.31%	Jun. 30, 2010
H-Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.68%)	4.40%	Jun. 30, 2010
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	16.53%	Jun. 30, 2010
Credit Suisse Event Driven Liquid Index	Credit Suisse Event Driven Liquid Index (reflects no deduction for fees, expenses or taxes)	0.43%	8.02%	Jun. 30, 2010